Fair Values Measurements	12 Months Ended
Dec. 31, 2012
Fair Values Mesurements [Abstract]
Fair Values Measurements

(21) Fair Values Measurements

The following table presents for each of the fair-value hierarchy levels discussed in Note 20 the Company's assets and liabilities that are measured at fair value on a recurring and non-recurring basis at December 31, 2012, by caption on the Consolidated Balance Sheet (dollars in thousands).

		Internal models	Internal models
	Quoted market	with significant	with significant	Total carrying
	prices in active	observable market	unobservable market	value in the
	markets	parameters	parameters	Consolidated
	(Level 1)	(Level 2)	(Level 3)	Balance Sheet
Measured on a recurring basis:
Assets
Securities available-for-sale:
U.S. Treasury	$500	-	-	500
U.S. government sponsored
enterprise obligations	-	60,176	-	60,176
State and municipal obligation	-	38,686	-	38,686
All other	-	3,292	120	3,412
Total assets	$500	102,154	120	102,774

Liabilities
Interest rate swap agreement	$-	6,162	-	6,162
Letters of credit	-	192	-	192
Total liabilities	$-	6,354	-	6,354

Measured on a non-recurring basis:
Assets
Loans
Loans-held-for-sale	$-	21,113	-	21,113
Collateral dependent impaired loans	-	-	1,200	1,200
Other assets
Other real estate owned	-	-	3,556	3,556
Loan servicing assets	-	-	3,221	3,221
Total assets	$-	21,113	7,977	29,090

The Company values impaired loans and other real estate owned at the time the loan is identified as impaired or when title to the property passes to the Company.  The fair values of such loans and real estate owned are estimated using Level 3 inputs in the fair value hierarchy.  Each loan's collateral and real estate property has a unique appraisal and management's consideration of any discount of the value is based on factors unique to each impaired loan and real estate property.  The significant unobservable input in determining the fair value is management's subjective discount on appraisals of the collateral securing the loan or real estate property, which ranges from 10%-50%.  Collateral for impaired loans may consist of real estate and/or business assets including equipment, inventory and/or accounts receivable and the value of these assets is determined based on appraisals by qualified licensed appraisers hired by the Company.  Appraised and reported values may be discounted based on management's historical knowledge, changes in market conditions from the time of valuation, estimated costs to sell, and/or management's expertise and knowledge of the client and the client's business.

As more fully described in the prior note, the Company evaluates and values loan servicing assets on a quarterly basis at their lower of amortized cost or fair value. The fair values of these assets are estimated using Level 3 inputs in the fair value hierarchy. Fair value is determined through estimates provided by a third party or by management by reference to rights sold on similar loans during the quarter. When values are estimated by management using market prices for similar servicing assets, certain discounts may be applied to reflect the differing rights underlying the loan servicing contract. These discounts may range from 25 to 75 basis points of the principal balance of the underlying loan. Such discounts represent the significant unobservable input.

The following table shows a reconciliation of the beginning and ending balances for assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the December 31, 2012 (in thousands).

Securities available for sale, beginning of period	$799
Securities transferred to Level 2 during period	(704)
Unrealized gain included in other comprehensive income	25
Securities available for sale, end of period	$120

The following table presents for each of the fair-value hierarchy levels discussed in Note 20 the Company's assets and liabilities that are measured at fair value on a recurring and non-recurring basis at December 31, 2011, by caption on the Consolidated Balance Sheet (dollars in thousands).

		Internal models	Internal models
	Quoted market	with significant	with significant	Total carrying
	prices in active	observable market	unobservable market	value in the
	markets	parameters	parameters	Consolidated
	(Level 1)	(Level 2)	(Level 3)	Balance Sheet
Measured on a recurring basis:
Assets
Securities available-for-sale:
U.S. Treasury	$502	-	-	502
U.S. government sponsored
enterprise obligations	-	56,125	-	56,125
State and municipal obligation	-	55,425	-	55,425
All other	-	1,407	799	2,206
Total assets	$502	112,957	799	114,258

Liabilities
Interest rate swap agreement	$-	4,415	-	4,415
Letters of credit	-	233	-	233
Total liabilities	$-	4,648	-	4,648

Measured on a non-recurring basis:
Assets
Loans
Loans-held-for-sale	$-	7,556	-	7,556
Collateral dependent impaired loans	-	-	2,453	2,453
Other assets
Other real estate owned	-	-	4,235	4,235
Loan servicing assets	-	-	2,489	2,489
Total assets	$-	7,556	9,177	16,733

Securities available for sale, beginning of period	$958
Realized loss included in operations	(34)
Unrealized loss included in other comprehensive income	(125)
Securities available for sale, end of period	$799